Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Entity Registrant Name	Cellect Biotechnology Ltd.
Document Type	F-4
Amendment Flag	false
Entity Central Index Key	0001671502
Entity Emerging Growth Company	true
Entity Transition Period	false
Entity Incorporation, State or Country Code	L3